Equity Incentive Schemes and Stock Compensation Charges - Schedule of Weighted Average Fair Values and Assumptions Used (Details) - Employee Stock Option - $ / shares		12 Months Ended
	Jul. 01, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value (USD per share)	$ 107.21	$ 85.12	$ 68.42	$ 49.15
Assumptions:
Expected volatility (in percent)	30.00%	33.00%	31.00%	30.00%
Dividend yield (in percent)	0.00%	0.00%	0.00%	0.00%
Risk free interest rate (in percent)	0.56%	4.18%	1.86%	0.78%
Expected life	3 years 6 months	5 years	5 years	5 years